Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (37,662)	$ (24,740)
Denominator:
Weighted-Average Common Shares Outstanding	3,548,829	3,335,786
Less: weighted-average unvested common stock issued upon early exercise of common stock options	(194,966)	(123,312)
Less: weighted-average unvested restricted shares of common stock	(229,589)	(906,364)
Weighted-average shares outstanding, basic	3,124,274	2,306,110
Weighted-average shares outstanding, diluted	3,124,274	2,306,110
Net loss per share, basic	$ (12.05)	$ (10.73)
Net loss per share, diluted	$ (12.05)	$ (10.73)